Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Fair value measurements

18. Fair value measurements

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities measured and recorded at fair value on a recurring basis:

(in USD)	December 31, 2024	December 31, 2025
Assets
Crypto assets held	60,027,818	11,640,525
Crypto asset collateral receivable from related party	737,007,086	1,256,845,932
USDC	925,170	979,135
Total assets	797,960,074	1,269,465,592
Liabilities
Amounts due to related parties—crypto assets liabilities	—	5,970
Crypto asset collateral payable to customers	782,796,571	498,097,122
Crypto assets collateral payable to related party	—	659,615,535
Total liabilities	782,796,571	1,157,718,627

Assets and liabilities not measured at fair value on a recurring basis

In addition to measuring assets and liabilities at fair value on a recurring basis, we also measure certain assets and liabilities at fair value on a nonrecurring basis. Our non-financial assets, including operating lease rights-of-use assets and property and equipment, are measured at fair value when there is an indication of impairment and the carrying amount exceeds the asset’s projected undiscounted cash flows. These assets are recorded at fair value only when an impairment charge is recognized.

For acquisition of long term investment accounted for under the measurement alternative, the Company re-measures the investment to fair value when there are observable price changes in orderly transactions for identical or similar investment in the same issuer. The non-recurring fair value measurement to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. The valuation methodology involved requires management to use observable transaction price at the transaction date and other unobservable inputs (Level 3) such as expected volatility and probability of exit events as it relates to liquidation and redemption preferences. Estimating the fair value of investee without observable market prices is highly judgmental due to the subjectivity of unobservable (Level 3) inputs used in the valuation methodologies to determine fair value.

Assets and liabilities not measured and recorded at fair value

As of December 31, 2024 and 2025, the fair value of cash and cash equivalents, accounts receivable, USDC, loan receivables, other receivables, amount due from/(due to) related parties accrued expenses and other liabilities approximated their carrying values due to their short-term nature.

The carrying amounts of operating lease liabilities approximate their fair values as they are subject to interest rates close to the market rate of interests for similar arrangements with financial institution.